Related Party Transactions - Founder Shares (Details)				1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 01, 2021 USD ($) shares	Aug. 30, 2021 USD ($) shares	Jan. 18, 2021 USD ($) shares	Sep. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Sep. 30, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares shares
Related Party Transaction [Line Items]
Aggregate purchase price | $						$ 25,000		$ 25,000
Common shares, shares outstanding					3,187,500			3,187,500
Due from Related Party | $					$ 68,591			$ 68,591
Over-allotment option
Related Party Transaction [Line Items]
Aggregate purchase price | $		$ 15,000,000
Number of shares issued				62,500
Number of shares issuable per warrant		1,500,000
Redemption Period Upon Closure		45 days
Aggregate fair value of founder shares attributable to anchor investors | $				$ 460,125			$ 460,125
Fair value per share of founder shares attributable to anchor investors | $ / shares				$ 7.362			$ 7.362
Sponsor shares are sold in proposed public offering at their original purchase price
Related Party Transaction [Line Items]
Maximum percentage of allocated units acquired by each investor					100.00%			100.00%
Number of founder shares sold to each anchor investors					60,000			60,000
Alternative number of founder shares sold to each anchor investors as applicable					30,000			30,000
Aggregate number of founder shares sold to anchor investors					750,000			750,000
Threshold period in which anchor investors sells units or shares purchased in proposed public offering					30 days			30 days
Anchor investors sold shares purchased in proposed public offering
Related Party Transaction [Line Items]
Number of founder shares sold to each anchor investors					50,000			50,000
Alternative number of founder shares sold to each anchor investors as applicable					25,000			25,000
Aggregate fair value of founder shares attributable to anchor investors | $					$ 5,515,500			$ 5,515,500
Fair value per share of founder shares attributable to anchor investors | $ / shares					$ 7.362			$ 7.362
Sponsor
Related Party Transaction [Line Items]
Restrictions on transfer period of time after business combination completion					6 months			6 months
Due from Related Party | $					$ 68,591			$ 68,591
Founder Shares
Related Party Transaction [Line Items]
Aggregate purchase price | $					$ 6,750			$ 6,750
Stock split ratio		1.1
Common shares, shares outstanding		3,162,500	3,162,500		3,187,500			3,187,500
Threshold number of founder shares subject to forfeiture		412,500
Shares forfeited					37,500			37,500
Founder Shares | Over-allotment option
Related Party Transaction [Line Items]
Number of shares issuable per warrant		1,500,000
Redemption Period Upon Closure		45 days
Founder Shares | Sponsor
Related Party Transaction [Line Items]
Aggregate purchase price | $			$ 25,000
Number of shares issued			2,875,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders		20.00%
Shares forfeited	37,500
Value of shares forfeited | $	$ 0
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares					$ 12.50		$ 12.50
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences					150 days			150 days